Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Calculation of Earnings Per Share

Our earnings per share were calculated based on the following (amounts in thousands):

	For the Three Months Ended March 31,
	2013	2012
Numerator:
Income from continuing operations	$26,212	$8,919
Non-controlling interests’ share in continuing operations	(54)	(42)
Participating securities’ share in earnings	(193)	(252)

Income from continuing operations, less participating securities’ share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT common stockholders	(2)	1,687

Net income, less participating securities’ share in earnings	$25,963	$10,312

	For the Three Months Ended March 31,
	2013	2012
Denominator:
Basic weighted-average common shares	140,347	124,906
Dilutive potential common shares	1,179	—

Dilutive weighted-average common shares	141,526	124,906

MPT Operating Partnership, L.P.
Calculation of Earnings Per Share

Our earnings per common unit were calculated based on the following (amounts in thousands):

	For the Three Months Ended March 31,
	2013	2012
Numerator:
Income from continuing operations	$26,212	$8,919
Non-controlling interests’ share in continuing operations	(54)	(42)
Participating securities’ share in earnings	(193)	(252)

Income from continuing operations, less participating securities’ share in earnings	25,965	8,625
Income (loss) from discontinued operations attributable to MPT Operating Partnership partners	(2)	1,687

Net income, less participating securities’ share in earnings	$25,963	$10,312

	For the Three Months Ended March 31,
	2013	2012
Denominator:
Basic weighted-average units	140,347	124,906
Dilutive potential units	1,179	—

Dilutive weighted-average units	141,526	124,906